SHARE-BASED PAYMENTS - Option activity (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
SHARE-BASED PAYMENTS
Charge of the plan recognized		$ 20,893,789
Options incentive Plan
SHARE-BASED PAYMENTS
Number of options, granted during the year	1,200,000
Number of options, effective at year	1,200,000
Weighted average exercise price, granted during the year	$ 4.55
Weighted average exercise price, effective at year	$ 4.55
Charge of the plan recognized	$ 1,900,000